Shareholder Report, Holdings (Details) - C000248488	Mar. 31, 2025
Medtronic PLC8608226
Holdings [Line Items]
Percent of Total Investments	4.10%
EOG Resources8608209
Holdings [Line Items]
Percent of Total Investments	4.10%
Duke Energy8608207
Holdings [Line Items]
Percent of Total Investments	4.00%
Cisco Systems8608199
Holdings [Line Items]
Percent of Total Investments	4.00%
PPL8608233
Holdings [Line Items]
Percent of Total Investments	4.00%
Altria Group8608189
Holdings [Line Items]
Percent of Total Investments	3.90%
VICI Properties8608244
Holdings [Line Items]
Percent of Total Investments	3.80%
Chevron8608197
Holdings [Line Items]
Percent of Total Investments	3.70%
Verizon Communications8608242
Holdings [Line Items]
Percent of Total Investments	3.60%
Bristol-Myers Squibb8608196
Holdings [Line Items]
Percent of Total Investments	3.60%
Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.90%